Cover Page	Jul. 28, 2022
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Document Type	8-K
Document Period End Date	Jul. 28, 2022
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	17021 Aldine Westfield
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77073-5101
City Area Code	713
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	BKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000808362
Entity Registrant Name	Baker Hughes Holdings LLC
Baker Hughes, a GE company, LLC
Entity Information [Line Items]
Title of 12(b) Security	5.125% Senior Notes due 2040
Entity Incorporation, State or Country Code	DE
Entity File Number	1-09397
Entity Tax Identification Number	76-0207995
Security Exchange Name	NASDAQ